Operating Lease	12 Months Ended
Dec. 31, 2024
Operating Lease [Abstract]
OPERATING LEASE

Note 17 - OPERATING LEASE

The Company has operating lease for its office facility. The lease for the year ended December 31, 2024 is located at the following addresses with their respective areas:

1.	32H, Block B, Zhongzhou Holding Financial Center, Intersection of Houhai Avenue and Haide 1st Road, Shenzhen, China,which consists of approximately 161.57 square meters.

2.	Room 1301, 1302 and 1305, Building 25, Tianan Headquarters Central Road, 555, Panyu Avenue North, Donghuan Street, Panyu District, which consists of approximately 1796.26 square meters.

In the year 2022, the company changed the leased property address to Room 1302-1305, Building 25, Tianan Headquarters Central Road, 555, Panyu Avenue North, Donghuan Street, Panyu District and 1,451.04 square meters on December 9, 2021. The renewed lease has a term starting from December 9, 2021 and ending by October 8, 2025. The lease deposit increased to $28,963 without any rent-free period. In June 2022, the Company signed a new lease agreement for its office space located at Room 1301.01 and 1301.02, Building 25, Tianan Headquarters Central Road, No. 555 Panyu Avenue North, Donghuan Street, Panyu District. The office space covers an area of about 345.22 square meters. In the year 2024, the company renewed two lease contracts with Guangzhou Panyu Energy Saving Science Park Development Co., Ltd., located at Room 1301-1, 1301-2 (345.22 square meters) and Room 1302-1305 (1451.04 square meters), Building 25, Tianan Headquarters Center Road, No. 555 Panyu Avenue North, Donghuan Street, Panyu District. As of December 31, 2024, and 2023, the lease deposits were $30,120 and $22,779, respectively.

Due to the incorporation of Guggenheim Technology (Shenzhen) Co.Ltd this year, the company have leased the following properties for office purposes:

32H, Block B, Zhongzhou Holding Financial Center, Intersection of Houhai Avenue and Haide 1st Road, Shenzhen, China,which consists of approximately 161.57 square meters.

Leases with an initial term of 12 months or less are not recorded on the balance sheet; and the Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company does not separate non-lease components from the lease components to which they relate, and instead accounts for each separate lease and non- lease component associated with that lease component as a single lease component for all underlying asset classes.

The following table provides a summary of leases by balance sheet location as of December 31, 2024 and 2023:

Assets/Liabilities	December 31, 2024	December 31, 2023
Assets
Operating lease right-of-use assets	$564,808	$353,471

Liabilities
Operating lease liability - current	$284,100	$192,159
Operating lease liability - non-current	282,454	161,886
Total lease liabilities	$566,554	$354,045

The operating lease expenses for the years ended December 31, 2024 and 2023 were as follows:

Lease Cost	Classification	December 31, 2024	December 31, 2023
Operating lease cost	General and administrative expenses	$140,055	$203,466

Maturities of operating lease liabilities at December 31, 2024 were as follows:

Maturity of Lease Liabilities	Operating Leases
12 months ending December 31,
2025	$319,157
2026	279,181
2027	14,965
Total lease payments	613,303
Less: interest	46,749
Present value of lease payments	$566,554

Lease Term and Discount Rate	December 31, 2024	December 31, 2023
Weighted-average remaining lease term (years)
Operating leases	1.95	1.75

Weighted-average discount rate (%)
Operating leases	8%	8%